FOREIGN CURRENCY TRANSLATION	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
FOREIGN CURRENCY TRANSLATION

10. FOREIGN CURRENCY TRANSLATION

Brookfield Renewable’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income (loss) is comprised of the following:

(MILLIONS)	Notes	2017	2016	2015
Foreign currency translation on
Property, plant and equipment, at fair value	12	$506	$1,186	$(1,975)
Long-term debt and credit facilities		(282)	(244)	697
Deferred income tax liabilities and assets		(82)	(157)	202
Other assets and liabilities		48	201	(62)
		$190	$986	$(1,138)